SIGNIFICANT ACCOUNTING POLICIES - Schedule of Debt Securities at Fair Value by Significant Investment Categories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Money market funds	$ 6,750,465	$ 6,738,412
Debt securities at fair value	$ 6,750,465	$ 6,738,412